Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events
Subsequent Events

Note 11. Subsequent Events

The Partnership has evaluated subsequent events for potential recognition and/or disclosure through date of issuance.  Subsequent to March 31, 2018, there were contributions and redemptions totaling approximately $166 and $0, respectively.

Note 12. Subsequent Events

The Partnership has evaluated subsequent events for potential recognition and/or disclosure through date of issuance of the accompanying consolidated financial statements. Subsequent to December 31, 2017, there were contributions to and redemptions from the Partnership totaling approximately $2,025,000 and $4,956,000, respectively.